Agreement with Eli Lilly and Company (Tables)	9 Months Ended
Sep. 30, 2019
Agreement with Eli Lilly and Company
Summary of deferred revenue included in the Company's balance sheets

As of September 30, 2019, deferred revenue included in the Company’s balance sheets comprised the following (in thousands):

	September 30,	December 31,
	2019	2018
Deferred revenue, beginning of period	$26,725	$—
Up-front payment	—	25,000
Attributed premium on the proceeds from Lilly’s investment in the Company	—	1,725
Research and development support billing	1,500	—
Revenue from research and development arrangement recognized	(4,342)	—
Total deferred revenue, end of period	23,883	26,725
Less: Deferred revenue, current portion	(6,199)	(4,989)
Deferred revenue, non-current portion	$17,684	$21,736